PRINCIPAL ACCOUNTING POLICIES - Warranty service revenue 1 (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01	Mar. 31, 2022
Product Warranty Liability [Line Items]
Performance obligation period	12 months
Minimum
Product Warranty Liability [Line Items]
Performance obligation period	6 years
Maximum
Product Warranty Liability [Line Items]
Performance obligation period	1 year